Commitment and Contingencies Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 1,620
2017	843
2018	559
2019	552
2020	195
Thereafter	18
Total Future Minimum Payments Due	$ 3,787